Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 332,253	kr 305,065
Book value of financial liabilities	329,112	293,073
Fair value of financial assets	340,891	312,379
Fair value of financial liabilities	329,274	295,283
Surplus value (+) /Deficit value (-), financial assets	8,638	7,314
Surplus value (+) /Deficit value (-) financial liabilities	162	2,210
Borrowing from credit institutions
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Book value of financial liabilities	3,205	3,678
Fair value of financial liabilities	3,205	3,678
Borrowing from the public
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Book value of financial liabilities	10,000
Fair value of financial liabilities	10,000
Debt securities issued
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Book value of financial liabilities	291,288	269,339
Fair value of financial liabilities	291,450	271,549
Surplus value (+) /Deficit value (-) financial liabilities	162	2,210
Derivatives
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Book value of financial liabilities	24,619	20,056
Fair value of financial liabilities	24,619	20,056
Cash and cash equivalents
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Book value of financial assets	3,911	1,362
Fair value of financial assets	3,911	1,362
Treasuries/government bonds
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Book value of financial assets	18,953	8,344
Fair value of financial assets	18,953	8,344
Other interest-bearing securities except loans
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Book value of financial assets	33,268	53,906
Fair value of financial assets	33,268	53,906
Loans in the form of interest-bearing securities
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Book value of financial assets	55,688	43,627
Fair value of financial assets	56,556	45,054
Surplus value (+) /Deficit value (-), financial assets	868	1,427
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	30,685	27,010
Fair value of financial assets	30,836	27,133
Surplus value (+) /Deficit value (-), financial assets	151	123
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	182,126	163,848
Fair value of financial assets	189,745	169,612
Surplus value (+) /Deficit value (-), financial assets	7,619	5,764
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	7,622	6,968
Fair value of financial assets	kr 7,622	kr 6,968